Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	HiSoft Technology International Ltd
Entity Central Index Key	0001493639
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	595,868,033
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 113,856	$ 169,893
Restricted cash	1,222	359
Term deposits	21,681
Accounts receivable, net of allowance for doubtful accounts of $3,698 and $4,002 as of December 31, 2010 and 2011, respectively	61,413	43,761
Prepaid expenses and other current assets	6,512	4,084
Deferred tax assets - current	623	286
Loan receivable from related party - current		2,515
Total current assets	205,307	220,898
Property, plant and equipment, net	13,774	9,772
Intangible assets, net	15,198	4,461
Deferred tax assets - non-current	293	488
Other assets	1,259	842
Goodwill	37,348	18,631
TOTAL ASSETS	273,179	255,092
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	4,257	2,270
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $4 and $4 as of December 31, 2010 and 2011, respectively)	40,352	28,116
Government grant (including government grant of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	83	2,882
Short-term bank borrowings (including short-term bank borrowings of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)		40,000
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $225 and $235 as of December 31, 2010 and 2011, respectively)	4,309	3,699
Other taxes payable (including other taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	2,020	1,552
Deferred tax liability - current (including deferred tax liability - current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	8	13
Total current liabilities	51,029	78,532
Deferred tax liability - non-current (including deferred tax liability - non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	3,105	639
Unrecognized tax benefits - non-current (including unrecognized tax benefits - non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	969	969
Contingent acquisition consideration payable (including contingent acquisition consideration payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2010 and 2011, respectively)	8,186
TOTAL LIABILITIES	63,289	80,140
Commitments and contingencies (note 20)
HiSoft Technology International Limited shareholders' equity:
Common shares ($0.0001 par value; 607,000,000 shares authorized; 579,358,183 and 595,868,033 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	60	58
Additional paid-in capital	186,408	176,517
Statutory reserve	6,653	3,778
Accumulated deficit	(964)	(15,990)
Accumulated other comprehensive income	16,327	10,589
Total HiSoft Technology International Limited shareholders' equity	208,484	174,952
Non-controlling interest	1,406
Total equity	209,890	174,952
TOTAL LIABILITIES AND EQUITY	$ 273,179	$ 255,092

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,002	$ 3,698
Accrued expenses and other payables	40,352	28,116
Income taxes payable	4,309	3,699
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	607,000,000	607,000,000
Common shares, issued (in shares)	595,868,033	579,358,183
Common shares, outstanding (in shares)	595,868,033	579,358,183
Consolidated variable interest entity without recourse
Accrued expenses and other payables	4	4
Income taxes payable	$ 235	$ 225

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 223,095	$ 148,884	$ 93,337
Business tax	(4,106)	(2,305)	(1,881)
Net revenues	218,989	146,579	91,456
Cost of revenues	142,427	92,718	58,759
Gross profit	76,562	53,861	32,697
Operating expenses
General and administrative	40,603	30,509	18,981
Selling and marketing	16,924	9,310	5,968
Change in fair value of contingent consideration	1,824	1,194
Total operating expenses	59,351	41,013	24,949
Income from operations	17,211	12,848	7,748
Other income (expenses)
Interest expense	(102)	(44)	(57)
Interest income	2,979	1,202	567
Change in fair value of foreign currency forward contract	28	(15)	166
Total other income (expenses)	2,905	1,143	676
Income before income tax expense	20,116	13,991	8,424
Income tax expense	(1,718)	(1,934)	(1,061)
Net income	18,398	12,057	7,363
Net income attributable to non-controlling interest	(497)
Net income attributable to HiSoft Technology International Limited	17,901	12,057	7,363
Net income attributable to Series A, A-1, B and C convertible redeemable preferred shares		(3,942)	(5,690)
Net income attributable to holders of common shares of HiSoft Technology International Limited	$ 17,901	$ 8,115	$ 1,673
Net income per share attributable to HiSoft Technology International Limited shareholders
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0.02
Diluted (in dollars per share)	$ 0.03	$ 0.02	$ 0.02
Weighted average shares used in calculating net income per share
Basic (in shares)	566,247,106	315,964,432	86,148,324
Diluted (in shares)	599,162,936	507,037,891	388,372,705

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	HiSoft Technology International Limited shareholders	Common shares	Subscription receivable	Additional paid-in capital	Shares to be issued in connection with business acquisition	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income	Non-controlling interest	Total comprehensive income for the year
Balance at Dec. 31, 2008	$ (19,630)	$ (19,630)	$ 9	$ (1)	$ 5,566		$ 1,764	$ (33,396)	$ 6,428
Balance (in shares) at Dec. 31, 2008			85,189,211
Increase (Decrease) in Stockholders' Equity
Shares to be issued in connection with business acquisition	471	471				471
Share option exercise	48	48			48
Share option exercise (in shares)			178,061
Share-based compensation	1,097	1,097			1,097
Vesting of nonvested shares award (in shares)			2,304,848
Provision for statutory reserve							683	(683)
Net income	7,363	7,363						7,363			7,363
Foreign currency translation adjustments	(289)	(289)							(289)		(289)
Comprehensive income											7,074
Balance at Dec. 31, 2009	(10,940)	(10,940)	9	(1)	6,711	471	2,447	(26,716)	6,139
Balance (in shares) at Dec. 31, 2009			87,672,120
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon initial public offering	89,031	89,031	31		89,000
Conversion of preferred shares upon initial public offering (in shares)			308,679,232
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	62,332	62,332	14		62,318
Issuance of common shares upon initial public offering (in shares)			137,971,673
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	12,298	12,298	1		12,297
Issuance of common shares upon follow-on offering (in shares)			9,500,000
Issuance of common shares in connection with business acquisition	600	600			1,071	(471)
Issuance of common shares in connection with business acquisition (in shares)			3,500,000
Issuance of common shares for share-based compensation	3	3	3
Issuance of common shares for share-based compensation (in shares)			28,879,288
Cash received from share subscription receivables	1	1		1
Share option exercise	1,119	1,119			1,119
Share option exercise (in shares)			212,196
Share-based compensation	4,001	4,001			4,001
Vesting of nonvested shares award (in shares)			2,943,674
Provision for statutory reserve							1,331	(1,331)
Net income	12,057	12,057						12,057			12,057
Foreign currency translation adjustments	4,450	4,450							4,450		4,450
Comprehensive income											16,507
Balance at Dec. 31, 2010	174,952	174,952	58		176,517		3,778	(15,990)	10,589
Balance (in shares) at Dec. 31, 2010	579,358,183		579,358,183
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for share-based compensation	2	2	2
Issuance of common shares for share-based compensation (in shares)			14,999,977
Repurchase of common shares (in shares)			(24)
Capital contribution from non-controlling interest	909									909
Share option exercise	4,235	4,235			4,235
Share-based compensation	5,656	5,656			5,656
Vesting of nonvested shares award (in shares)			1,509,897
Provision for statutory reserve							2,875	(2,875)
Net income	18,398	17,901						17,901		497	18,398
Foreign currency translation adjustments	5,738	5,738							5,738		5,738
Comprehensive income											24,136
Comprehensive income attributable to noncontrolling interest											(497)
Comprehensive income attributable to HiSoft Technology International Limited											23,639
Balance at Dec. 31, 2011	$ 209,890	$ 208,484	$ 60		$ 186,408		$ 6,653	$ (964)	$ 16,327	$ 1,406
Balance (in shares) at Dec. 31, 2011	595,868,033		595,868,033

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME
Issuance of common shares upon initial public offering, issuance costs	$ 10,284
Issuance of common shares upon follow-on offering, issuance costs	$ 702

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 18,398	$ 12,057	$ 7,363
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for doubtful accounts	477	3,597
Loss on disposals of property, plant and equipment	37	454	1,422
Depreciation	4,400	2,918	2,466
Change in fair value of foreign currency forward contract	(28)	15	(166)
Amortization of intangible assets	2,677	875	76
Non-cash interest income	(34)	(187)	(119)
Share-based compensation expenses	5,656	4,001	1,097
Change in fair value of contingent consideration	1,824	1,194	39
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(12,405)	(18,871)	(2,197)
Prepaid expenses and other current assets	(2,565)	184	(258)
Income tax receivable		438	(438)
Loan receivable from related party and other assets	2,170	(481)	31
Accounts payable	216	230	728
Amounts due to related parties			(243)
Accrued expenses and other payables	6,036	818	2,765
Government grant liabilities	(2,851)	2,566	(239)
Income taxes payable	390	1,592	1,087
Other taxes payable	394	569	(59)
Deferred income taxes	(469)	(447)	(307)
Net cash provided by operating activities	24,323	11,522	13,048
Cash flows from investing activities:
Purchase of term deposits	(75,283)
Maturity of term deposits	53,602
Purchase of property, plant and equipment	(7,691)	(5,782)	(3,897)
Payment of success fee related to business acquisition	(450)
Increase in restricted cash	(836)	(8)
Payments for business acquisitions (net of cash acquired of $844, $533 and $457 in 2009, 2010 and 2011 respectively)	(7,716)	(8,541)	(629)
Net cash used in investing activities	(38,374)	(14,331)	(4,526)
Cash flows from financing activities:
Proceeds from short-term bank borrowings		40,000
Repayment of short-term bank borrowings	(40,000)
Proceeds from issuance of common shares upon initial public offering (net of issuance costs of $8,633 paid)		66,376
Proceeds from follow-on offering (net issuance costs of $9 paid)		13,078
Payment of initial public offering expenses		(3,816)	(40)
Cash received from share subscription receivables		1
Proceeds from issuance of common shares under employee option plan	5,291	538	168
Capital contribution from non-controlling interest	909
Deferred and contingent consideration paid for business acquisitions	(11,710)
Payment of principal amount under capital lease obligations	(136)	(174)	(65)
Net cash provided by (used in) by financing activities	(45,646)	116,003	63
Effect of exchange rate changes	3,660	1,857	(624)
Net increase (decrease) in cash and cash equivalents	(56,037)	115,051	7,961
Cash and cash equivalents at beginning of year	169,893	54,842	46,881
Cash and cash equivalents at end of year	113,856	169,893	54,842
Supplemental information on non-cash investing and financing activities:
Issuance of common shares for business acquisition		471
Payable for business acquisition	18,552	8,444	5,319
Payable for capital lease obligations		136	338
Supplemental cash flow information:
Interest paid	69	11	15
Income taxes paid	$ 1,458	$ 730	$ 1,128

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired from business acquisition	$ 457	$ 533	$ 844
Issuance costs upon initial public offering		8,633
Issuance costs upon follow-on offering		$ 9

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

HiSoft Technology International Limited (“HiSoft International” or the “Company”) was incorporated in the Cayman Islands on May 27, 2004 as the holding company for a group of companies.  HiSoft International, its subsidiaries and its variable interest entity (“VIE”) (collectively the “Group”) provide outsourced technology services primarily in the People’s Republic of China (the “PRC”), Hong Kong, the United States of America (“U.S.”), Singapore, and Japan.

The Group commenced its operations as Dalian Haihui sci-tech Co., Ltd. (“Haihui Dalian”), a domestic limited liability company established in November 1996 in the PRC.  On May 27, 2004, the shareholders of Haihui Dalian (the “Founders”) incorporated HiSoft International in the Cayman Islands with the same identical shareholders.

In July 2004, HiSoft International established a wholly-owned subsidiary, HiSoft Technology (Dalian) Co., Ltd.  (“HiSoft Dalian”) in Dalian, PRC which entered into a series of contractual arrangements as described below whereby HiSoft International obtained control of Haihui Dalian and has the right to receive all of the economic benefits of Haihui Dalian.

Agreement that provides HiSoft Dalian effective control over Haihui Dalian

·                                          profit distribution and voting rights agreement: under the agreement, shareholders of Haihui Dalian assigned all of their voting rights and all right to receive any cash distribution of profit or dividend to HiSoft Dalian.

Agreements that transfer economic benefits to HiSoft Dalian

·                                          equity acquisition option agreement: the agreement grants HiSoft Dalian the exclusive right to acquire, in whole or in part, the equity interest of Haihui Dalian at a nominal price or the minimum price permitted under applicable laws; and

·                                          strategic cooperation agreement: under the agreement, Haihui Dalian shall transfer all existing business contracts to HiSoft Dalian; to the extent possible and shall not accept any new contracts without the consent of HiSoft Dalian.  Haihui Dalian appoints HiSoft Dalian as its exclusive provider of technical and business management services and shall pay a service fee to HiSoft Dalian for such services equaling revenues less costs generated by Haihui Dalian.  Also, HiSoft Dalian is the sole and exclusive owner of all rights, titles and interests to any and all intellectual property rights developed by Haihui Dalian.

Consequently, the Company enjoys substantially all of the rewards of ownership of Haihui Dalian and exercises controls over Haihui Dalian.  As a result, HiSoft Dalian is the primary beneficiary of Haihui Dalian and has consolidated it from inception.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIE.  The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity.  Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance.  The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The Company adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in the financial statements.

The Company had consolidated Haihui Dalian, the VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of Haihui Dalian.

Because the Company, through its wholly-owned subsidiary, HiSoft Dalian, has (1) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (2) the right to receive benefits from the VIE, the Company continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

Risks in relation to the VIE structure

The Company believes that HiSoft Dalian’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable.  The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIE also depends on the profit distribution and voting rights agreement to vote on all matters requiring shareholders’ approval in the VIE.  As noted above, the Company believes the profit distribution and voting rights agreement is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

·                                          revoke the Group’s business and operating licenses;

·                                          require the Group to discontinue or restrict operations;

·                                          restrict the Group’s right to collect revenues;

·                                          block the Group’s websites;

·                                          require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

·                                          impose additional conditions or requirements with which the Group may not be able to comply; or

·                                          take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business.  In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIE.  The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, HiSoft Dalian, or the VIE.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011
Total current assets	$2,832	$331
Total non-current assets	—	—

Total assets	$2,832	$331

Total current liabilities	$(3,119)	$(630)
Total non-current liabilities	—	—

Total liabilities	$(3,119)	$(630)

	Years ended December 31,
	2009	2010	2011

Net revenues	$2	$—	$4
Net income (loss)	833	(400)	1
Net cash (used in) provided by operating activities	(473)	428	134
Net cash from investing activities	—	—	—
Net cash from financing activities	—	—	—

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

The VIE is inactive and the Group conducts its operations through its subsidiaries.

Acquisitions

Since 2009, the Group has expanded its operations through a series of acquisitions and investments described below.

·                                          In August 2009, the Group acquired a business process support team from AIA Information Technology (Guangzhou) Co., Ltd., a team specialized in providing business support services for the insurance industry.

·                                          In October 2009, the Group acquired the testing business of MG Digital Pte. Ltd., a Singapore-based research and development services provider.

·                                          In December 2009, the Group acquired 100% equity interest in AllianceSPEC Pte. Ltd., a professional IT transaction system testing company based in Singapore.

·                                          In February 2010, the Group acquired 100% equity interest in Beijing Horizon Information & Technology Co., Ltd., a professional IT testing company based in China.

·                                          In April 2010, the Group acquired 100% equity interest in Echo Lane, Inc., a professional consulting service firm based in the U.S. with expertise in cloud computing.

·                                          In July 2010, the Group acquired 100% equity interest in Insurance systems Laboratory Co., Ltd., a professional IT company based in Japan.

·                                          In October 2010, the Group acquired substantially all of the business and assets of Besure Technology Co., Ltd. (“Besure”), a China-based IT services firm specializing in SAP consulting and implementation services.

·                                          In January 2011, the Group acquired substantially all of the business and assets of Beans Group Pte. Ltd. (“Beans”), a Singapore-based research and development service provider.

·                                          In February 2011, the Group acquired a business team from certain China-based IT service firms that provides IT consulting services to clients in the banking, financial services and insurance (“BFSI”) industry.

·                                          In April 2011, the Group acquired substantially all of the business and assets of iConnect, Inc. (“iConnect”), a U.S.-based development and testing services provider.

·                                          In April 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong Software Technology Co., Ltd. (“Shanghai Yuetong”), a China-based development and testing services provider.

·                                          In June 2011, the Group acquired substantially all of the business and assets of Beijing Ascent Business Technology Co., Ltd. (“Ascent”), a China-based professional technical training services provider.

·                                          In July 2011, the Group acquired 100% equity interest in Nouveon Technology Partners, Inc., a U.S.-based IT consulting services firm.

·                                          In October 2011, the Group acquired 100% equity interest in Shanghai HURO Digital Technology Co., Ltd., a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

Subsidiaries and variable interest entity

As of December 31, 2011, the Company’s subsidiaries and variable interest entity are as follows:

	Later of date of
	incorporation	Place of	Percentage of
Subsidiaries	or acquisition	incorporation	legal ownership

hiSoft Japan Co., Ltd. (“hiSoft Japan”)	August 1, 2002	Japan	100%
DMK International, Inc. (“DMK”)	September 4, 2003	U.S.	100%
HiSoft Technology (Dalian) Co., Ltd.	July 27, 2004	PRC	100%
HiSoft Systems Holdings Limited (“HiSoft Systems Holdings”)	September 26, 2005	British Virgin Islands	100%
HiSoft Holdings Limited (“HiSoft Holdings”)	September 28, 2005	British Virgin Islands	100%
HiSoft Systems Hong Kong Ltd. (“HiSoft Hong Kong”)	October 12, 2005	Hong Kong	100%
HiSoft Systems (Shenzhen) Ltd. (“HiSoft Shenzhen”)	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Ltd. (“HiSoft Beijing”)	November 10, 2005	PRC	100%
HiSoft Envisage, Inc. (“Envisage”)	December 31, 2006	U.S.	100%
HiSoft Technology (Chengdu) Co., Ltd. (“HiSoft Chengdu”)	April 4, 2007	PRC	100%
HiSoft Technology (Shanghai) Co., Ltd. (“HiSoft Shanghai”)	December 1, 2007	PRC	100%
HiSoft Singapore Pte. Ltd. (“T-est”)	December 1, 2007	Singapore	100%
HiSoft Wave, Inc. (“Wave”)	December 31, 2007	U.S.	100%
Wuxi HiSoft Services Ltd. (“Wuxi HiSoft”)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. (“AllianceSPEC”)	December 1, 2009	Singapore	100%
Wuxi HiSoft Technology Training Co., Ltd.	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. (“Horizon”)	February 1, 2010	PRC	100%
Echo Lane, Inc. (“Echo Lane”)	April 1, 2010	U.S.	100%
Insurance Systems Laboratory Co., Ltd. (“Insurance Systems Laboratory”)	July 1, 2010	Japan	100%
HiSoft Jinxin Technology (Beijing) Co., Ltd. (“HiSoft Jinxin”)	January 26, 2011	PRC	60%
NouvEON Technology Partners, Inc. (“NouvEON”)	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. (“Shanghai HURO”)	October 1, 2011	PRC	100%

Variable interest entity

Dalian Haihui sci-tech Co., Ltd.	November 11, 1996	PRC	Consolidated VIE

Initial Public Offering

In June 2010, the Company completed an initial public offering (“IPO”) of 6,400,000 American depositary shares (“ADSs”) representing 121,600,000 of the Company’s common shares.  Immediately prior to the completion of the IPO, all of the Company’s then outstanding preferred shares automatically converted into common shares.

In December 2010, the Company completed an additional public offering and the Company issued 500,000 ADSs, representing 9,500,000 common shares as part of the offering.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of HiSoft International, all its subsidiaries and the VIE.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to revenue recognition, provision for income taxes, estimates of fair values of common shares, share-based compensation, impairment of goodwill and intangible assets, allowance for doubtful accounts, contingent purchase consideration as well as performance based share awards.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have maturities of three months or less when purchased.

Term deposits

The Group’s term deposits are classified as held-to-maturity and carried at cost.  The term deposits mature within one year from the contractual dates and are subject to penalty for early redemption before their maturity.

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group maintains an allowance for doubtful accounts for estimated incurred losses on uncollected accounts receivables.  Management considers the following factors when determining the collectability of specific accounts: credibility of the customers, aging of the receivables, historical loss experience and other specific circumstances related to the accounts.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.  The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and reputations.  The Group conducts credit evaluations of its clients and generally does not require collateral or other security from them.  The maximum exposure to credit risk is represented by their carrying amounts in the consolidated balance sheet.

Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2009	%	2010	%	2011	%
Client A	12,525	14	17,258	12	23,928	11
Client B	8,793	10	16,534	11	17,826	8

As of December 31, 2010 and December 31, 2011, there is no individual customer accounting for 10% or more of the accounts receivable balance.

Loan receivable from related party - current

Loan receivable as of December 31, 2010 relates to an interest-free loan to the former Chairman of the Company secured by a pledge of 3,072,085 common shares of the Company owned by the former Chairman.  The loan is fully repaid during 2011.

Property, plant and equipment, net

Property, plant and equipment, net, are stated at cost less accumulated depreciation.  Depreciation is provided using the straight-line method over the following estimated useful lives:

Furniture, fixtures and electronic equipment	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Intangible assets

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Subsequently, intangible assets are stated at cost less accumulated amortization and impairment loss.  Customer base and customer relationship are amortized using the estimated attrition pattern.  Other acquired intangible assets are amortized using the straight-line method.  The estimated economic lives are as follows:

Customer base and customer relationship	3 - 6.8 years
Non-compete clause	5 years
Contract backlog	0.91 - 1.3 year
Trade name	5 years - Indefinite
Trademark	5 years - Indefinite

The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations in 2011 are as follows:

Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	3.63
Non-compete clause	0.20
Contract backlog	0.16
Trademark	0.07

Total	4.06

Impairment of long-lived assets with definite lives

The Group evaluates the recoverability of long-lived assets, including property and equipment and intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Absent any impairment indicators, the Group performs its annual impairment test on December 31 each year, following a two-step process.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Revenue recognition

The Group enters into sales contractual arrangements related to its technology outsourcing services.  For each contract, revenues are recognized in accordance with an authoritative pronouncement regarding revenue recognition issued by FASB and when all of the following criteria are met: persuasive evidence of sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

Arrangements for technology outsourcing services are either on a time-and-material or fixed-price basis.

Revenues from time-and-material contracts are recognized as billable services are rendered, assuming all other basic revenue recognition criteria are met.

Revenues from fixed-price contracts are recognized using the proportional performance method as determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion.  Estimated contract costs are obtained from budgets that are reviewed monthly and revised as necessary.  The Group reviews the estimated revenues and estimated costs on each project at the end of each reporting period.  Any revisions to existing estimates are made when required by members of management having the relevant authority.  As part of the review process, management regularly compares and analyzes the actual costs and the estimate of costs to complete the projects to the original estimated costs and the total contract price with revisions to estimates reflected in the period in which changes become known.  To date, the Group has not incurred a material loss on any contracts executed on a fixed-price basis.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

For the years ended December 31, 2009, 2010 and 2011, details of net revenues breakdown by contract type were as follows:

	Years ended December 31,
	2009	2010	2011

Time-and-material	$78,986	$121,110	$175,115
Fixed-price	12,470	25,469	43,874
Total	$91,456	$146,579	$218,989

Business tax

The Company’s subsidiaries in the PRC are subject to business tax of 5% and related surcharges on the revenues earned from providing services.  Certain contracts under specific formalities are exempted from business taxes in accordance with the PRC tax laws.  Business tax is recorded as a reduction in revenues when incurred, and the outstanding balance has been recorded in other taxes payable.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry.  The Group may receive government subsidies, which relate to government sponsored projects, and are recorded as a liability when received and deducted in reporting the related expenses when performance of the obligations is completed.  The Group reports government subsidies as deduction of the related expenses when received if there is no further performance obligation.  Subsidy income amounted to $611, $1,553 and $2,744 for the years ended December 31, 2009, 2010 and 2011, respectively, and was included in general and administrative expenses.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Capital leases

Capital leases are recorded as an asset and an obligation at an amount equal to the present value, at the beginning of lease term, of minimum lease payments during the lease term, or if lower, the fair value of the leased assets.  The assets are amortized over the useful life of the assets, or if shorter, the lease term.  Lease payments are allocated between a reduction of the obligation and interest expense so as to produce a consistent periodic rate of interest on the remaining balance of the obligation.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).

The financial records of the Company’s subsidiaries and VIE located in the PRC, Japan, the U.S., Hong Kong and Singapore are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), U.S. dollars, Hong Kong Dollars (“HK$”) and Singapore Dollars (“SN$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations. During the years ended December 31, 2009, 2010 and 2011, foreign currency exchange gain (loss) included in general and administrative expenses in the consolidated statements of operations are $(352), $270, and $(2,070), respectively.

The entities with functional currency of RMB, Yen, HK$, and SN$ translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income for the year includes net income and foreign currency translation adjustments.  Comprehensive income for the year is reported in the consolidated statements of changes in equity (deficit) and comprehensive income.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable, loan receivable, and bank borrowings.  The carrying values of cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

Net income per share

Basic net income per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group applies the two-class method of computing net income per share, for common and preferred shares according to participation rights in undistributed earnings.  Under this method, undistributed net income should be allocated on a pro rata basis to the common and preferred shares to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to common shares because preferred shares are not contractually obligated to share the loss.

The Group had convertible redeemable preferred shares, stock options and potentially issuable common shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share.  To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of stock options is computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs, net of a forfeiture rate, using the graded vesting method over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Business combinations

Business combinations are recorded using the purchase method of accounting.  On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.

From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination prior to the IPO, the Group estimated the fair value of its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.  For periods prior to January 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Recent accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting and Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance states that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

·                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011 for public entities.  Early application by public entities is not permitted.  The Group does not expect the adoption of the pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity.  These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.  The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment.  The pronouncement  permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Group is in the process of evaluating the effect of adoption of this pronouncement on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(a)                                 AllianceSPEC

On December 1, 2009, the Group acquired 100% equity interest in AllianceSPEC, a professional IT transaction system testing company in Singapore.

The purchase price was $5,751, consisting of:

·                                          Deferred cash consideration of $2,700, which was subsequently paid in 2010;

·                                          Share consideration of $471 (1,500,000 Company’s common shares valued at $0.314 per share, at the acquisition date); and

·                                          Contingent consideration valued at $2,580, which the Group has paid the selling shareholders of AllianceSPEC in September 2011.

The value of the common share and the purchase price allocation of the transaction were determined by the Group with the assistance of an independent valuation firm.  The purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,594
Current liabilities	(3,588)
Non-current assets	123
Total	$1,129

Intangible assets acquired:
Contract backlog	248	1 year
Customer base	1,110	5 years
Goodwill	3,502
Deferred tax liability	(238)
Total	$4,622

Total consideration	$5,751

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of AllianceSPEC have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of the 100% interest in AllianceSPEC, assuming that the acquisition occurred as of January 1, 2008.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2008	2009
	(Unaudited)	(Unaudited)

Net revenues	$105,907	$97,678
Net (loss) income	(9,783)	8,779
Net (loss) income per share
- Basic	$(0.03)	$0.02
- Diluted	$(0.03)	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(b)                                 Horizon

On February 1, 2010, the Group acquired 100% equity interest in Horizon, a professional IT company based in China.

The purchase price was $1,389, consisting of:

·                                          Cash consideration of $545 paid upon closing;

·                                          Contingent consideration valued at $844: the Group agreed to pay the selling shareholders of Horizon up to $700 based on the actual 2010 audited gross profit of Horizon and an additional $700 based on the actual 2011 audited gross profit of Horizon. Horizon met the performance measures and the Group subsequently paid the selling shareholders of Horizon the contingent purchase consideration in March 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)

Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807

Total consideration	$1,389

The Group believes that the acquisition will increase the Group’s scale, geographic presence and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Horizon have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Horizon assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$94,212	$146,579
Net income	6,288	11,604
Net income per share
- Basic	$0.07	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(c)                                  Echo Lane

On April 1, 2010, the Group acquired 100% equity interest in Echo Lane, a professional consulting service firm based in the U.S. with expertise in cloud computing.

The purchase price was $2,711, consisting of:

·                                           Cash consideration of $1,155 paid upon closing;

·                                           Contingent consideration valued at $1,556: the performance measures are based on the actual 2011 audited gross profit of Echo Lane with various parameters.  The Group is in the process of collating the actual results of the performance measures.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415

Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296

Total consideration	$2,711

The Group believes that the acquisition will expand the Group’s business in cloud computing and increase the Group’s geographic presence and service offerings in North America.

The results of operations of Echo Lane have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Echo Lane assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$93,797	$147,152
Net income	7,567	11,878
Net income per share
- Basic	$0.09	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(d)                                 Insurance Systems Laboratory

On July 1, 2010, the Group acquired 100% equity interest in Insurance Systems Laboratory, a professional IT company based in Japan, for a total cash consideration of $2,174, which was paid in full upon closing.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737

Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437

Total consideration	$2,174

The Group believes that the acquisition will expand the Group’s service offerings in the insurance industry and in Japan.

The results of operations of Insurance Systems Laboratory have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Insurance Systems Laboratory assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$96,413	$149,292
Net income	7,046	11,623
Net income per share
- Basic	$0.08	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(e)                                  Besure

On October 1, 2010, the Group acquired substantially all of the business and assets of Besure (“Besure Business”), a China-based IT services firm specializing in SAP consulting and implementation services.  Total consideration for the acquisition are payable in three tranches, as follows:

·                                          The first tranche of $2,500 was paid in cash in November, 2010;

·                                          The second tranche of $1,500 in cash, subject to an adjustment based on Besure Business’ financial performance in the fourth quarter of year 2010 was paid in March 2011;

·                                          The third tranche is cash consideration of $1,000, subject to an adjustment based on Besure Business’ financial performance in the fiscal year 2011, will be paid no later than March 31, 2012. Besure Business met the performance measures and the Group subsequently paid Besure the contingent purchase consideration in January 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

The Group believes that the acquisition will increase the Group’s scale and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Besure Business have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition Besure Business assuming that the acquisition occurred as of January 1, 2009.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)

Net revenues	$97,748	$151,619
Net income	7,068	13,533
Net income per share
- Basic	$0.08	$0.04
- Diluted	$0.02	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(f)                                   Beans

On January 1, 2011, the Group acquired substantially all of the business and assets of Beans (“Beans Business”), a Singapore-based research and development service provider.  The total consideration of $2,042 consists of:

·                                          Cash consideration of $574 in cash paid upon closing;

·                                          Contingent consideration valued at $1,468: the Group agrees to pay Beans up to $1,787 by March 2013, subject to financial performance of Beans Business in fiscal year 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of Beans Business have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Beans Business assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,665	$218,989
Net income	12,106	17,901
Net income per share
- Basic	$0.04	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(g)                                 Business team of China-based IT service firms

On February 1, 2011, the Group acquired a business team from certain China-based IT service firms (“Business Team”) that provide IT consulting services to clients in the BFSI industry.

The total cash consideration of $2,500 was paid in July 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total	$2,500
Total consideration	$2,500

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of the Business Team have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Business Team assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.03	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(h)                                 NouvEON

On July 1, 2011, the Group acquired 100% equity interest in NouvEON, a U.S.-based IT consulting services firm.  The purchase price was $14,160, consisting of:

·                                          Cash consideration of $4,607 paid upon closing;

·                                          Cash consideration of $2,150 paid in October 2011;

·                                          Cash consideration of $150 indemnity holdback which will be paid a year after the acquisition;

·                                          Contingent consideration valued at $3,763: the Group agreed to pay the selling shareholders of NouvEON up to $4,158 in September 2012 based on financial results of NouvEON from July 1, 2011 to June 30, 2012;

·                                          Contingent consideration valued at $3,490: the Group agreed to pay the selling shareholders of NouvEON up to $4,183 in September 2013 based on financial results of NouvEON from July 1, 2012 to June 30, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

The Group believes that NouvEON’s value-driven expertise and tailored solutions combined with their strong domain expertise in financial services will greatly benefit the Group and the Group’s global client base.

The results of operations of NouvEON have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of NouvEON assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.03	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including success fee and amortization of acquired intangible assets with finite lives, associated with the acquisition.  The nonrecurring success fee amounted to $450 and has been included in the determination of the pro forma net income for the year ended December 31, 2010.

(i)                                    Shanghai HURO

On October 1, 2011, the Group acquired 100% equity interest in Shanghai HURO, a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

The purchase price was $7,293, consisting of:

·                                          Cash consideration of $2,566 payable upon closing;

·                                          Cash consideration of $716 paid in January 2012;

·                                          Cash consideration valued at $1,354: the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,554 in December 2012 based on the financial performance of Shanghai HURO in the period from October 1, 2011 to September 30, 2012;

·                                          Cash consideration valued at $1,453: the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,863 in December 2013 based on the financial performance of Shanghai HURO from October 1, 2012 to September 30, 2013;

·                                          Cash consideration valued at $1,204, the Group agreed to pay the selling shareholders of Shanghai HURO up to $1,723 in December 2014 based on the financial performance of Shanghai HURO from October 1, 2013 to September 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 years
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of Shanghai HURO have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Shanghai HURO assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.04	$0.03
- Diluted	$0.02	$0.03

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(j)                                    Other acquisitions

The Group also made following insignificant acquisitions during the year ended December 31, 2011:

·                                          On April 1, 2011, the Group acquired substantially all of the business and assets of iConnect (“iConnect Business”), a U.S.-based development and testing services provider, with consideration of:

·                                         Cash consideration of $400 paid upon closing;

·                                         Contingent consideration up to $306 which will be paid to iConnect based on the financial performance of iConnect Business in fiscal year 2011. iConnect Business met the performance measures and the Group subsequently paid iConnect the contingent purchase consideration in February 2012.

·                                          On April 1, 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong (“Shanghai Yuetong Business”), a China-based development and testing services provider, with consideration of:

·                                         Cash consideration of $600 paid upon closing;

·                                         Contingent consideration up to $459 which will be paid to Shanghai Yuetong based on the financial performance of Shanghai Yuetong Business in fiscal year 2011.  In March 2012, the Company determined that the performance targets have been met.

·                                          On June 1, 2011, the Group acquired substantially all of the business and assets of Ascent (“Ascent Business”), a China-based professional technical training services provider, with consideration of:

·                                         Cash consideration of $245 paid upon closing;

·                                         Contingent consideration up to $65 which will be paid to Ascent based on the financial performance of Ascent Business from July 2011 to June 2013;

·                                         Contingent consideration up to $162 which will be paid to Ascent based on the financial performance of Ascent Business from July 2013 to June 2014.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

4.                                      RESTRICTED CASH

The balance of restricted cash of $359 and $1,222 as of December 31, 2010 and 2011, respectively, consisted of the following:

(i)                                     $141 and $825 as of December 31, 2010 and 2011, respectively, were deposit of forward foreign currency exchange transactions, are considered restricted;

(ii)                                  $18 and $397 as of December 31, 2010 and 2011, respectively, were deposit of Letter of Guarantee for a project; and

(iii)                               $200 and nil as of December 31, 2010 and 2011, respectively, were used to secure bank letter of guarantee for facility rentals in Singapore.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.                                      ACCOUNTS RECEIVABLE

Accounts receivable, net consists of:

	As of December 31,
	2010	2011

Billed receivable	$35,845	$43,143
Unbilled receivable	11,614	22,272
	47,459	65,415
Less: Allowance for doubtful accounts	(3,698)	(4,002)
	$43,761	$61,413

Revenue in excess of billings is recorded as unbilled receivable and included in accounts receivable.  These amounts become billable according to the contract terms. In general, the Group anticipates that substantially all of unbilled amounts will be billed within three months of the balance sheet date.

Activities in the allowance for doubtful accounts are as follows:

	As of December 31,
	2009	2010	2011

Balance at the beginning of the year	$339	$220	$3,698
Provision for doubtful accounts charged to general and administrative expenses	—	3,597	477
Deductions from reserves	(119)	(126)	(388)
Foreign currency translation adjustments	—	7	215
Balance at the end of the year	$220	$3,698	$4,002

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Deposits	$276	$357
Advances to employees	579	759
Advances to suppliers	966	797
Prepaid rent and other prepaid expenses	675	1,787
Receivable from employees for exercise of share options	1,053	—
Loan receivable	—	950
Accrued interests receivable	354	801
Other current assets	181	1,061
Total	$4,084	$6,512

Loans receivable relates to interest-free loans made to the noncontrolling interest of HiSoft Jinxin.  The loans are interest-free, unsecured and repayable within one year, with an option for extension at the discretion of the Group.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7.                                      PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Furniture, fixtures and electronic equipment	$11,809	$18,096
Transportation equipment	24	146
Leasehold improvements	4,918	7,263
	16,751	25,505
Less: Accumulated depreciation	6,979	11,731
	$9,772	$13,774

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $2,466, $2,918, and $4,400, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

8.                                      GOODWILL

The Group had one reporting unit as of December 31, 2010 and 2011.  Changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

	As of December 31,
	2010	2011

Balance at the beginning of the year	$10,192	$18,631
Goodwill acquired in business acquisitions	7,610	18,112
Foreign currency translation adjustments	829	605
Balance at the end of the year	$18,631	$37,348

No goodwill impairment loss was recognized in the years ended December 31, 2009, 2010 and 2011.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.                                      INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2010 and December 31, 2011 were as follows:

		Customer base
	Contract	and customer	Trade		Non-compete
	backlog	relationship	name	Trademark	clause	Total

Balance as of January 1, 2010	$229	$1,705	$—	$—	$—	$1,934
Acquisition	—	2,370	810	—	—	3,180
Amortization	(188)	(646)	(41)	—	—	(875)
Foreign currency translation adjustments	8	201	13	—	—	222
Balance as of December 31, 2010	49	3,630	782	—	—	4,461
Acquisition	1,425	7,040	1,425	3,043	359	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	122

Balance as of December 31, 2011	$790	$8,964	$2,073	$3,026	$345	$15,198

Gross carrying amount
Balance as of December 31, 2010	$248	$4,150	$810	$—	$—	$5,208
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	$18,500

Accumulated amortization
Balance as of December 31, 2010	$199	$520	$28	$—	$—	$747
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	$3,302

The Group expects to record an amortization expense of $3,607, $2,794, $2,269, $1,403 and $421 for the year 2012, 2013, 2014, 2015, and 2016, respectively.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

10.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Employee payroll and welfare payables	$9,962	$16,815
Contingent acquisition consideration payable	8,444	10,366
Accrued professional fees	2,541	1,670
Subcontractors fees	1,795	3,043
Advance from customers	1,742	3,111
Accrued rental expenses	85	801
Accrued other operating expenses	2,115	3,664
Other payable	1,432	882
Total	$28,116	$40,352

Accrued other operating expenses mainly comprised of traveling and traveling-related expenses.

The contingent acquisition consideration payable as of December 31, 2010 and 2011 represent payables in relation to the acquisitions of the following:

	As of December 31,
	2010	2011

AllianceSPEC	$3,223	$—
Horizon	1,244	671
Echo Lane	1,685	1,875
Besure Business	2,292	1,000
Beans Business	—	1,572
iConnect Business	—	628
Ascent Business	—	184
NouvEON	—	7,705
Shanghai HURO	—	4,917
Total	$8,444	$18,552

Comprising:
Current	$8,444	$10,366
Non-current	—	8,186
Total	$8,444	$18,552

BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

11.                               BANK BORROWINGS

	As of December 31,
	2010	2011

Short-term loan	$40,000	$—

In December 2010, the Group entered into a loan agreement with Deutsche Bank AG.  The bank loan bears a fixed interest rate of 2% per annum.  The loan was repaid in January 2011.

FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE
FAIR VALUE

12.                               FAIR VALUE

The following section describes the valuation methodologies the Group uses to measure financial assets and liabilities at fair value.

(a)                                 Assets and liabilities measured at fair value on a recurring basis

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities.

Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs).  Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

As of December 31, 2010 and 2011, the fair value of foreign currency forward contracts, which amounted to nil and $26, respectively is recorded in other payable.  During the years of 2009, 2010 and 2011, gains and losses on the foreign currency forward contracts are recognized in the consolidated statement of operations.

Details of the outstanding foreign currency forward contracts as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011

Settlement currency in:
Japanese Yen of entity with functional currency in RMB
Notional contract amount (Original currency)	—	¥150,000,000
Notional contract amount (U.S. dollar equivalent)	—	$1,927
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	—	$5,480

(b)                                Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities in connection with business acquisitions based on Level 3 inputs.

The Group measured the fair value of the purchased intangible assets using the “income approach - relief from royalty” and “income approach - excess earnings” valuation methods.  These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities.

The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow.

(c)                                  Contingent consideration for business acquisition measured at fair value on a recurring basis

The contingent consideration in connection with the acquisitions of AllianceSPEC, Horizon, Echo Lane, Besure, Beans, iConnect, Ascent, NouvEON and Shanghai HURO are determined at fair value based on, among other factors, forecast financial performance of the acquired business, and discount rate (Level 3 inputs).

The following table summarizes the movement of the Group’s contingent consideration measured at fair value on recurring basis for the years ended December 31, 2010 and 2011:

Contingent consideration as of January 1, 2010	$2,619
Increase in contingent consideration as a result of business acquisitions	13,705
Less: Payments made during 2010	(9,074)
Add: Changes in fair values	1,194
Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102
Contingent consideration as of December 31, 2011	$18,552

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

The current and deferred components of income tax expense are as follows:

	Years ended December 31,
	2009	2010	2011

Current tax expense
- PRC and Hong Kong	$1,692	$1,725	$968
- Japan	50	136	78
- U.S.	—	102	330
- Singapore	107	374	1,006
	1,849	2,337	2,382
Deferred tax expense (benefit)
- PRC and Hong Kong	(100)	34	(881)
- Japan	(222)	266	(42)
- U.S.	(420)	(646)	241
- Singapore	(46)	(57)	18
	(788)	(403)	(664)
Income tax expense	$1,061	$1,934	$1,718

Cayman Islands

HiSoft International is a tax-exempted company incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

British Virgin Islands

HiSoft Holdings and HiSoft Systems Holdings are exempted from income tax in the British Virgin Islands where they were incorporated.

Hong Kong

HiSoft Hong Kong was established in Hong Kong in October 2005.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

Japan

hiSoft Japan and ISL were established in Japan and are subject to Japanese income taxes at 42%.

Singapore

T-est and AllianceSPEC are subject to Singapore income taxes at rate of 17%.

The United States

DMK, Envisage, Wave, Echo Lane and NouvEON were established in the United States and are subject to the U.S. federal income taxes at gradual rates from 15% to 39% and state income taxes of 6%, 8.84%, 1%, 8.84%, and 6.9%, respectively.

PRC

Prior to January 1, 2008, the Group’s PRC entities are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign-invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.  HiSoft Chengdu, HiSoft Dalian, HiSoft Beijing and Shanghai HURO obtained the new HNTE status in 2011.

Based on the transition rules of the New EIT Law, HiSoft Shenzhen continues to enjoy preferential tax rates from 2008 through 2011 due to the preferential tax qualification obtained prior to January 1, 2008.

On November 5, 2010, the Ministry of Finance, the Ministry of Commerce and the State Administration of Taxation jointly issued the Notice on the Relevant Enterprise Income Tax Polices on Advanced Technology Service Enterprises, or Notice 65, with retroactive effect from July 1, 2010.  Under Notice 65, enterprises which qualify as “advanced technology service enterprises” are entitled to enjoy the tax rate of 15% from July 1, 2010 to December 31, 2013.  In 2010, HiSoft Shenzhen was qualified as an “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	0%	7.5%	12.5%	15%	18%	20%	22%	24%

HiSoft Dalian (1)	—	—	2008-2009	2010-2013	—	—	—	—
HiSoft Shenzhen (3)	—	—	—	2010-2013	2008	2009	—	—
HiSoft Chengdu (1)	—	—	—	2008-2013	—	—	—	—
HiSoft Beijing (1)	2008	2009-2010	—	2011-2013	—	—	—	—
Wuxi HiSoft (2)	2010-2011	—	2012-2014	—	—	—	—	—
Shanghai HURO (1)	—	—	—	2011-2013	—	—	—	—

(1)                                     The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing and Shanghai HURO in 2011 under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.  The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

(2)                                    Wuxi HiSoft was certified as software enterprise in 2010.  Starting from 2010, Wuxi HiSoft is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                     In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2009	2010	2011

Deferred tax assets
Gross	$2,358	$4,946	$5,949
Less: Valuation allowance	(1,869)	(4,172)	(5,033)
Total net deferred tax assets	489	774	916
Deferred tax assets - current:
Provision for doubtful accounts	421	1,667	1,954
Accrued expenses	54	286	131
Total deferred taxes assets - current	475	1,953	2,085
Less: Valuation allowance	(409)	(1,667)	(1,462)
Net deferred tax assets - current	66	286	623
Deferred tax assets - non-current:
Net operating losses	1,830	2,913	3,811
Depreciation	53	80	53
Total deferred taxes assets - non-current	1,883	2,993	3,864
Less: Valuation allowance	(1,460)	(2,505)	(3,571)
Net deferred tax assets - non-current	423	488	293
Current deferred tax liabilities:
Depreciation	—	(13)	(8)
Current deferred tax liabilities	—	(13)	(8)
Non-current deferred tax liabilities:
Intangible assets	(225)	(614)	(3,017)
Depreciation	(31)	(25)	(88)
Non-current deferred tax liabilities	$(256)	$(639)	$(3,105)

The Group operates through multiple subsidiaries and VIE and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIE registered in the PRC have total net operating loss carry forwards of $2,575 and $2,907 as of December 31, 2010 and 2011 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense is as follows:

	Years ended December 31,
	2009	2010	2011

Tax expenses at statutory tax rate in PRC	$2,107	$3,498	$5,029
Permanent differences	379	346	551
Different tax jurisdictions	(155)	(270)	306
Tax holiday in PRC	(1,421)	(4,853)	(4,788)
Increase in valuation allowance	462	2,303	861
Other	(311)	910	(241)
Income tax expense	$1,061	$1,934	$1,718

If the tax holidays granted to HiSoft Beijing, HiSoft Chengdu, HiSoft Dalian, HiSoft Shenzhen, Wuxi HiSoft and Shanghai HURO were not available, income tax expense and net income per share would have been as follows:

	Years ended December 31,
	2009	2010	2011

Income tax expense	$2,482	$6,787	$6,506
Net income per share-basic	$0.07	$0.02	$0.01
Net income per share-diluted	$0.02	$0.01	$0.01
Weighted average shares used in calculating net income per share	86,148,324	315,964,432	566,247,106
Diluted - Weighted average shares used	388,372,705	507,037,891	599,162,936

The components of consolidated income before income tax expense as either domestic or foreign are as follows:

	Years ended December 31,
	2009	2010	2011

Domestic (Cayman Islands)	$(1,202)	$(5,274)	$(7,125)
Foreign (Others)	9,626	19,265	27,241
Income before income tax expense	$8,424	$13,991	$20,116

As of January 1, 2007, the Group recognized a $969 liability for unrecognized tax benefits which was accounted for as a reduction to the balance of retained earnings.  The Group recognized $84 of interest and penalties as part of its income taxes for the year ended December 31, 2007. The Group had no change in its unrecognized tax benefits since 2007.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $21,296, $44,241 and $79,611 at December 31, 2009, 2010 and 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.  It is not practical to determine the amount of any unrecognized deferred tax liability on those undistributed earnings.

The Group is subject to taxation in the U.S. at federal and various states level and also foreign jurisdictions.  There are no ongoing examinations by tax authorities at this time.  The Group’s various tax years from 2006 to 2011 remain open in various taxing jurisdictions.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

14.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series A, A-1 preferred shares

On August 19, 2004, the Group issued 40,000,000 shares of Series A convertible redeemable preferred shares (“Series A shares”) and 34,000,000 warrants which are exercisable into Series A or Series A-1 convertible redeemable preferred shares (“Series A-1 shares”) to a group of third party investors for cash proceeds of $8,000, at an issuance price of $0.20 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $1,109, and the preferred shares were recorded at $6,891.

On October 18, 2004, the Group issued 15,000,000 shares of Series A shares and 4,000,000 warrants exercisable into Series A-1 shares to another third party investor for cash proceeds of $3,000, at an issuance price of $0.20 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $111 and preferred shares were recorded at $2,889.

On August 2, 2007, 2,000,000 warrants were exercised, and the Group issued 2,000,000 shares of Series A shares, and received cash proceeds of $100.  On August 2 and August 17, 36,000,000 warrants were exercised, and the Group issued 36,000,000 Series A-1 preferred shares and received cash proceeds of $9,000.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $385 was recorded for the additional Series A-1 preferred shares issued in connection with the warrants exercised in 2007.

In June 2010, all series A, A-1 shares were automatically converted into 101,091,000 common shares upon the IPO of the Company.

Series B preferred shares

On June 30, 2006, the Group issued 44,800,000 shares of Series B convertible redeemable preferred shares (“Series B shares”) to a group of third party investors for cash proceeds of $11,200, at an issuance price of $0.25 per Series B share.  The same group of investors also committed to subscribe 67,200,000 shares of series B shares on December 30, 2006, of which the capital related cash proceeds were received and shares issued in April 2007.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $1,865 was recorded for the 67,200,000 shares of Series B preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all series B shares were automatically converted into 112,000,000 common shares upon the IPO of the Company.

Series C preferred shares

On August 17, 2007, the Group issued 59,090,910 shares of Series C convertible redeemable preferred shares (“Series C preferred shares”) to a group of third party investors for net cash proceeds of $32,500, at an issuance price of $0.55 per Series C preferred share.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $3,512 was recorded for the 59,090,910 shares of Series C preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all Series C shares were automatically converted into 95,588,232 common shares upon the IPO of the Company.

SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2011
SHARES TO BE ISSUED
SHARES TO BE ISSUED

15.                               SHARES TO BE ISSUED

Shares to be issued in connection with acquisitions are summarized in the table below:

		Subsequent	Unissued
	Acquisition	date	shares
	date	of issuance	balance

Shares to be issued
Acquisition of 49% equity interest in Beijing Tianhai Hongye International Software Co., Ltd. (“Tianhai”)	December 31 2006	June 7, 2007	$1,279
Acquisition of 100% equity interest in Envisage Solutions Inc.	December 31, 2006	January 18, 2007	$463

Total shares to be issued as of December 31, 2006			$1,742

Acquisition of 100% equity interest in Wave	December 31, 2007	January 14, 2008	$1,117
The second payment for the purchase of 49% equity interest in Tianhai	December 31, 2007	February 22, 2008	$1,123

Total shares to be issued as of December 31, 2007			$2,240

Acquisition of AllianceSPEC	December 1, 2009	December 26, 2010	$471

Total shares to be issued as of December 31, 2009			$471

There have been no such shares to be issued after 2009.

COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

16.                               COMMON SHARES

In 2004, the Company issued 64,750,000 common shares at par value of $0.0001 per share to the Founders of the Group in connection with the establishment of HiSoft International, and the proceeds of $1 from the subscription receivable at $1 was received in 2010.

In connection with the acquisition of the remaining equity interest in HiSoft Holdings, the Company issued 15,552,000 common shares with a fair value of $0.13 per share to Tianhai in June 2007.  A further 3,995,727 common shares with a fair value of $0.281 was issued to Tianhai in February 2008 as part of the earn-out payment for the acquisition.

In June 2010, the Company completed its IPO of ADS and listed the ADSs on the Nasdaq Global Select Market.  Each ADS represents 19 common shares of the Company.  The Company offered 6,400,000 ADSs, representing 121,600,000 common shares, and certain selling shareholders offered 1,000,000 ADSs, representing 19,000,000 common shares.  Total net proceeds received were $62,332, net of offering costs of $10,284.  In addition, all Series A, A-1, B, and C convertible redeemable preferred shares were automatically converted into 308,679,232 common shares upon the IPO.

In December 2010, the Company and certain selling shareholders of the Company completed a follow-on public offering and the Company issued 500,000 ADSs, representing 9,500,000 common shares.  Total net proceeds received were $12,298, net of offering costs of $702.

During 2010, 3,155,870 common shares were issued in connection with the exercise of option and vesting of nonvested shares previously granted under the Share Incentive Plan.

In December 2010, the Company issued 28,879,288 common shares for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 17.

In June 2011, the Company issued 14,999,977 common shares for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 17.

SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

17.                               SHARE-BASED COMPENSATION PLAN

On January 1, 2005, the Company’s board of directors approved the HiSoft Technology International Limited Share Incentive Plan (“Share Incentive Plan”).  The maximum number of common shares that may be granted under this plan will not exceed 10,250,000 shares.  In 2006, the Company’s board of directors approved an additional 42,400,000 shares for grants under the Share Incentive Plan.  In 2007, the Company’s board of directors approved an additional 15,500,000 shares for grant.  In 2008, the Company’s board of directors approved an additional 4,047,949 shares for grant.  In 2009, the Company’s board of directors approved an additional 10,000,000 shares for grant.  In March 2010, the Company’s board of directors approved 10,000,000 shares pursuant to a special option plan.

On July 1, 2011, the Company’s board of directors approved the HiSoft Technology International Limited Stock Incentive Plan (“2011 Equity Incentive Plan”).  The total number of common shares that may be issued under this plan as of the effective date of this plan is 18,000,000, with an annual increase to be added on January 1 of each calendar year during the term of this plan, commencing from January 1, 2012, equal to the lesser of (i) 2.5% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) a lesser number of shares determined by the Compensation Committee of the Company’s board of directors, and subject to adjustment based on a change in the capital structure of the Company and other significant corporate events as specified in this 2011 Equity Incentive Plan.  In addition to the above maximum aggregate number of common shares may be issued under this plan, the Compensation Committee may authorize, grant and issue common shares and stock options pursuant to or in substitution for any options or other awards assumed in connection with any mergers or other acquisitions; provided that such grants comply with all applicable laws and the rules of any exchange on which the Company’s common shares are traded.  As of December 31, 2011, the maximum number of common shares that may be delivered under this plan was 18,000,000 common shares and 15,155,602 options and nonvested shares have been granted to employees under this plan.

No options shall be exercisable after ten years from the date of grant.  The options will vest first 1/2, 1/3 or 1/4 on a date specified in the option award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days for termination with cause, 60 days for termination without cause, 6 months for death or disability after his or her severance date to exercise the options (or portion thereof) to the extent they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date.

Option exercise

The option shall be exercisable by the delivery of a written notice to the secretary of the Group, in the form approved by the Group, stating the number of common shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Changes in options outstanding were as follows:

(i)                                     Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2009	51,892,065	$0.31
Granted	6,134,500	$0.30	$0.14	—
Exercised	(178,061)	$0.27
Cancelled	(3,718,312)	$0.40

Share options outstanding as of December 31, 2009	54,130,192	$0.30
Granted	15,841,000	$0.40	$0.22	—
Exercised	(4,210,936)	$0.27
Cancelled	(2,870,835)	$0.40

Share options outstanding as of December 31, 2010	62,889,421	$0.32
Granted	1,599,646	$1.20	$0.64	—
Exercised	(14,056,161)	$0.30
Cancelled	(3,034,281)	$0.70

Share options outstanding as of December 31, 2011	47,398,625	$0.33

(ii)                                  2011 Equity Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	475,000	$0.63	$0.31	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	475,000	$0.63

The options vest ratably over one to four year period, which is generally the service period and exercisable over a period of ten years from the date of grant.

Information with respect to options outstanding as of December 31, 2011 is as follows:

(i)                                     Share Incentive Plan

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted			average	Weighted
		remaining	average	Aggregate		remaining	average	Aggregate
	Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
Exercise price	outstanding	in years	price	value	exercisable	in years	price	value

$0.10	1,231,944	4.33	$0.10	$475,271	1,231,944	4.33	$0.10	$475,271
$0.25	22,698,465	5.26	0.25	5,352,059	22,698,379	5.26	0.25	5,352,038
$0.30	6,932,528	7.81	0.30	1,287,991	4,265,840	5.19	0.30	792,548
$0.40	8,762,625	8.25	0.40	751,741	4,964,062	4.94	0.40	425,864
$0.50	6,217,155	5.97	0.50	—	6,093,717	5.90	0.50	—
$0.56	249,562	8.50	0.56	—	94,563	3.22	0.56	—
$0.61	58,000	8.58	0.61	—	18,125	3.22	0.61	—
$0.80	537,500	8.42	0.80	—	290,000	4.54	0.80	—
$0.97	680,846	9.25	0.97	—	—	—	—	—
$1.38	30,000	8.75	1.38	—	9,375	2.73	1.38	—
	47,398,625		$0.33	$7,867,062	39,666,005		$0.31	$7,045,721

In 2009, 2010 and 2011, 178,061, 4,210,936 and 14,056,161 options, respectively, were exercised.  Total intrinsic value of options exercised in each of those years was $6, $5,368 and $8,159 in 2009, 2010 and 2011, respectively.

(ii)                                  2011 Equity Incentive Plan

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted			average	Weighted
		remaining	average	Aggregate		remaining	average	Aggregate
	Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
Exercise price	outstanding	in years	price	value	exercisable	in years	price	value

$0.63	475,000	9.85	$0.63	—	—	—	—	—
	475,000		$0.63	—	—		—	—

In 2011, there was no option being exercised under this plan and no option was exercisable as of December 31, 2011.

A summary of the status of the Group’s options to be vested as of December 31, 2009, 2010 and 2011 and changes during the years ended December 31, 2009, 2010 and 2011 is as below:

(i)                                     Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2009	20,316,527	$0.07	$0.39
Granted	6,134,500	0.14	0.30
Vested	(9,407,963)	0.07	0.36
Forfeited	(3,718,312)	0.07	0.40

As of December 31, 2009	13,324,752	$0.10	$0.36
Granted	15,841,000	0.22	0.40
Vested	(7,304,687)	0.11	0.34
Forfeited	(2,870,835)	0.19	0.40

As of December 31, 2010	18,990,230	$0.18	$0.40
Granted	1,599,646	0.64	1.20
Vested	(9,822,975)	0.12	0.38
Forfeited	(3,034,281)	0.30	0.70

As of December 31, 2011	7,732,620	$0.35	$0.47

Vested and expect to vest as of December 31, 2011	65,653,540		$0.32

(ii)           2011 Equity Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	475,000	$0.31	$0.63
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	475,000	$0.31	$0.63

Vested and expect to vest as of December 31, 2011	475,000		$0.63

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2009, 2010 and 2011 respectively:

	2009	2010	2011

Risk-free interest rate	3.04% - 3.89%	1.90% - 3.04%	1.44% - 2.90%
Expected dividend yield	—	—	—
Expected life (years)	6.0 - 6.9	5.5 - 6.1	5.5 - 6.1
Expected volatility	48% - 49%	47% - 55%	53%
Exercise price	$0.30 - $0.50	$0.30 - $1.38	$0.63 - $1.59
Fair value of the underlying common shares	$0.25 - $0.31	$0.39 - $1.38	$0.63 - $1.59

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

There was $702 of total unrecognized compensation expense related to share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.92 years according to the graded vesting schedule.

Nonvested shares

The Group granted nonvested shares to its executives and senior management.  Disposition of such shares are restricted, except in compliance with applicable securities laws.  The fair value of the nonvested shares was calculated by the Group with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the nonvested shares on that date.

Similar to the options, the nonvested shares will vest first 1/2, 1/3 or 1/4 on a date specified in the share award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

The following table summarizes information regarding the nonvested shares granted:

(i)                                     Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2009	3,071,110	$0.27	$828,892
Granted	4,040,000	0.28	1,129,010
Vested	(2,304,848)	0.27	(622,078)
Forfeited	(300,000)	0.26	(77,100)

Outstanding as of December 31, 2009	4,506,262	$0.28	$1,258,724
Granted	6,234,141	0.56	3,509,610
Vested	(2,943,674)	0.36	(1,058,818)
Forfeited	(3,090,000)	0.29	(902,750)

Outstanding as of December 31, 2010	4,706,729	$0.60	$2,806,766
Granted	5,038,863	0.92	4,650,290
Vested	(3,819,713)	0.49	(1,876,338)
Forfeited	(219,299)	0.65	(143,571)

Outstanding as of December 31, 2011	5,706,580	$0.95	$5,437,147

Nonvested shares vested and expect to vest as of December 31, 2011	23,924,743

Nonvested shares - continued

(ii)                                  2011 Equity Incentive Plan

		Weighted
	Number of	average
	restricted	grant date	Intrinsic
	share units	fair value	value

Granted	14,680,602	$0.72	$10,676,967
Vested	—	—	—
Forfeited	(95,000)	0.80	(76,000)

Outstanding as of December 31, 2011	14,585,602	$0.73	$10,600,967

Nonvested shares vested and expect to vest as of December 31, 2011	14,585,602

Compensation cost recognized in relation to nonvested shares was $659, $1,919 and $4,388 in 2009, 2010 and 2011, respectively.

There was $7,670 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.02 years.

Performance based share award shares

Under the 2011 Equity Incentive Plan, the Company granted 9,700,000 restricted shares to senior management with performance conditions which are based on the Group’s revenue and earnings before interest and taxes from 2011 to 2013.

Share-based compensation expense

The Group recognizes compensation cost on the options using the graded vesting method. No tax benefit related thereto has been recognized by the Group.

The following table shows the share-based compensation expenses included in the consolidated statements of operations for the years ended December 31, 2009, 2010, and 2011:

	2009	2010	2011

Cost of revenues	$321	$606	$234
General and administrative	720	3,136	4,906
Selling and marketing	56	259	516

Total	$1,097	$4,001	$5,656

CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

18.                               CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  The accrued employee benefits were $1,215, $1,887 and $2,674 as of December 31, 2009, 2010 and 2011, respectively.

As stipulated by the relevant law and regulations in the PRC, the Company’s subsidiaries and the VIE in the PRC are required to maintain non-distributable statutory surplus reserve or reserve fund for foreign owned enterprises.  Appropriations to the a statutory surplus reserve or reserve fund are required to be made at not less than 10% of annual profit after taxes as reported in the subsidiaries’ statutory financial statements prepared under PRC GAAP.  Once appropriated, these amounts are not available for future distribution to owners or shareholders.  Once the general reserve or the reserve fund is accumulated to 50% of the subsidiaries’ registered capital, the subsidiaries can choose not to provide more reserves.  The statutory reserve or reserve fund may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries.  For the years ended December 31, 2010 and 2011, the Group made appropriations of $1,304 and $2,859 to the statutory surplus reserve fund, respectively, $13 and nil to the statutory public welfare fund, respectively, and $14 and $16 to the enterprise expansion fund, respectively.  As a result of these PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Group.  As of December 31, 2010 and 2011, such restricted net assets were $94,867 and $117,613, respectively.

As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

19.                              NET INCOME PER SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Years ended December 31,
	2009	2010	2011

Net income attributable to HiSoft Technology International Limited shareholders	$7,363	$12,057	$17,901

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per common share - basic (i):	1,673	8,115	17,901

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series A preferred share - basic (i)	1,203	791	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series A-1 preferred share - basic (i)	760	500	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series B preferred share - basic (i)	2,174	1,430	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series C preferred share - basic (i)	1,553	1,221	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per common share - diluted	$7,363	$12,057	$17,901

Weighted average common shares outstanding used in computing net income per ordinary share - basic (ii)	86,148,324	315,964,432	566,247,106

Weighted average common shares outstanding used in computing net income per ordinary share - diluted (iii)	388,372,705	507,037,891	599,162,936

Weighted average shares outstanding used in computing net income per Series A preferred share - basic (iii)	61,959,000	30,809,283	—

Weighted average shares outstanding used in computing net income per Series A-1 preferred share - basic (iii)	39,132,000	19,458,495	—

Weighted average shares outstanding used in computing net income per Series B preferred share - basic (iii)	112,000,000	55,692,308	—

Weighted average shares outstanding used in computing net income per Series C preferred share - basic (iii)	80,046,793	47,531,512	—

Net income per common share attributable to HiSoft Technology International Limited shareholders - basic:	0.02	0.03	0.03

Net income per common share attributable to HiSoft Technology International Limited shareholders - diluted:	0.02	0.02	0.03

Net income per Series A preferred share - basic	0.02	0.03	—

Net income per Series A-1 preferred share - basic	0.02	0.03	—

Net income per Series B preferred share - basic	0.02	0.03	—

Net income per Series C preferred share - basic	0.02	0.03	—

(i)                                   The net income attributable to holders of common shares as of December 31, 2010 was allocated between common shares and preferred shares on pro rata basis based on the dividend participant right.  Each Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares has the same participating right on the undistributed net income as each common share, the allocation was based on the number of common shares and Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares issued.  The undistributed net loss as of December 31, 2008 was allocated to common shares only as preferred shares are not contractually obligated to share the loss.

(ii)                                As of December 31, 2009, the Company had 1,500,000 common shares related to 2009 acquisition of AllianceSPEC, which were yet to be issued, and have been included in the calculation of weighted average common shares used in calculating basic net income per share from the date of acquisition.

(iii)                             The calculation of the weighted average number of common shares for the purpose of diluted net income per share has included the effect of certain securities.  For year 2010, such outstanding securities included an incremental 30,809,283, 19,458,495, 55,692,308, and 47,531,512, common shares resulting from the conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.  For year 2009, such outstanding securities included an incremental 61,959,000, 39,132,000, 112,000,000, and 80,046,793 common shares resulting from the assumed conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.

(iv)                            As of December 31, 2008, the Group had 57,000,000, 36,000,000, 112,000,000, and 59,090,910 Series A, Series A-1, Series B and Series C convertible redeemable preferred shares, respectively, outstanding that could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share for the year ended December 31, 2008 as their effects would have been anti-dilutive.

(v)                               The Group had 43,899,191 and 39,666,005 vested common share options as of December 31, 2010 and 2011, respectively, and have been included in the calculation of weighted average common shares used in calculating diluted net income per share.

(vi)                            As of December 31, 2008, the Group had 31,575,538 vested common share options, respectively, outstanding, which could have potentially diluted basic earnings per share in the future, but were excluded in the computation of diluted loss per share in those periods, as their effects would have been anti-dilutive.

(vii)                         The Company had 18,990,230 and 8,207,620 common share options to be vested as of December 31, 2010 and 2011 and such shares have been included in the calculation of weighted average common shares used in calculating diluted net income per share using the treasury stock method.

(viii)                      As of December 31, 2009, 2010 and 2011, the Group had 4,506,262, 4,706,729 and 20,292,182 nonvested shares, respectively, included in the calculation of weighted average common shares for calculating diluted net income per share using the treasury stock method.

(ix)                            In 2010 and 2011, the Company issued 28,879,288 and 14,999,977 common shares, respectively, for future delivery to employees upon exercise of vested share options or grant of nonvested shares.  4,357,631 and 18,018,479 shares were transferred to the relevant employees in 2010 and 2011, respectively.  Accordingly, the remaining shares outstanding as of the end of December 31, 2010 and 2011 were excluded in computation of basic net income per common share in 2010 and 2011.

(x)                               In December 2011, the Company repurchased and cancelled 24 common shares for a nil consideration.  The excess of repurchase price over the initial issuance price amounting to nil was recorded as a reduction in retained earnings of the Group. These common shares were cancelled upon repurchase.

LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2011
LEASES AND COMMITMENTS
LEASES AND COMMITMENTS

20.                              LEASES AND COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases.  Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the year incurred.

The Group leases its facilities, office and residential building under non-cancelable operating lease agreements.  Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $4,287, $4,913 and $6,336, respectively.

The Group’s assets under capital leases as of December 31, 2010 were as follows:

Furniture, fixtures and electronic equipment	$424
Less: Accumulated amortization	(122)
$302

The balance of capital leases payable as of December 31, 2010 of $141 was fully paid in 2011.

Capital leases were classified as “property, plant and equipment” on the balance sheet.  Capital lease amortization expense was $54, $63 and $105 for the years ended December 31, 2009, 2010 and 2011, respectively.

The following is a summary by years of future minimum lease payments for operating leases that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2011:

Years ended December 31,

2012	$4,862
2013	3,221
2014	1,581
2015	1,013
2016	983
Thereafter	698

Total minimum lease payments	$12,358

SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

21.                              SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer.  In 2009, the Group reorganized the basis on which the business is managed and hence the information that is provided to the CODM.  The business is now organized and monitored on the basis of strategic customers and geographic locations for other customers.  The CODM now reviews results analyzed by service line, by geographic location and/or by customer type.  This analysis is only presented at the revenue level with no allocation of direct or indirect costs.  Consequently, as of December 31, 2011 the Group has only one operating segment and all segment data for prior years has been presented in that basis.

The Group has internal reporting that does not distinguish between markets or segments.  The Group operates in Asia, North America, Europe, and all of the Group’s long-lived assets are located as follows:

	Years ended December 31,
	2009		2010		2011
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	assets (2)	Revenues (1)	assets (2)

PRC and Hong Kong	$32,999	$20,226	$48,801	$21,991	$87,264	$37,405
Japan	24,694	612	39,033	2,076	47,671	1,996
United States	22,960	82	33,992	2,987	49,271	19,922
Europe	2,410	—	3,773	—	5,110	—
Asia South	8,393	1,457	20,980	7,140	29,673	8,549

Total	$91,456	$22,377	$146,579	$34,194	$218,989	$67,872

Note:

(1)           Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

The outsourced technology services provided by the Group include Infrastructure Technology Services (“ITS”), and Research and Development Services (“RDS”).  The net revenues consist of the following service lines:

	Years ended December 31,
	2009	2010	2011

ITS	$47,139	$76,824	$126,105
RDS	44,317	69,755	92,884

Total	$91,456	$146,579	$218,989

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.                              SUBSEQUENT EVENTS

Grant of share options and nonvested shares

In January 2012, the Company granted share options for the purchase of 3,000,000 common shares at exercise price of $0.52 per option with 3 years vesting period.  In January, February and April 2012, the Company also granted a total of 7,943,080 nonvested shares with vesting periods of 2 and 3 years.  Total unrecognized compensation expense related to the share options and nonvested shares is $3,427.

Acquisition of Logoscript International S.L. (“Logoscript”)

In February 2012, the Group acquired 100% equity interest in Logoscript, a Spain-based software localization and technical translation services provider and its three subsidiaries based in Spain, Brazil and Portugal (collectively, “Logoscript Group”).  The Group is in the process of completing the local share transfer registration. The fair value of the total estimated consideration of $1,328, payable in cash, of which $170 is subject to future performance measures of Logoscript Group.

Acquisition of Shenzhen Longhaul Information Technology Ltd. (“Longhaul”)

In March 2012, the Group acquired substantially all of the business and assets of Longhaul, a China-based SAP consulting company, which mainly provides SAP implementation and maintenance services in southern China.  The fair value of the total estimated consideration of $1,380, payable in cash, of which $608 is subject to future performance measures of Longhaul.

The Group is in the process of performing the purchase price allocation of the above acquisitions.

Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Schedule I Condensed Financial Information of Parent Company
Schedule I Condensed Financial Information of Parent Company

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands of U.S. dollars, except share data, or otherwise noted)

	As of December 31,
	2010	2011
ASSETS
Current Assets:
Cash and cash equivalents	$75,921	$27,062
Other current assets	1,557	412
Total current assets	77,478	27,474
Investment in subsidiaries and VIE	143,954	183,602
Other long-term assets	10	—
TOTAL ASSETS	$221,442	$211,076

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accrued expenses and other payables	$6,490	$2,592
Short-term bank borrowings	40,000	—
Total current liabilities	46,490	2,592
TOTAL LIABILITIES	46,490	2,592

Shareholders’ Equity:
Common shares ($0.0001 par value; 607,000,000 shares authorized; 579,358,183 and 595,868,033 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	58	60
Additional paid-in capital	176,517	186,408
(Accumulated deficit) Retained earnings	(12,212)	5,689
Accumulated other comprehensive income	10,589	16,327
Total shareholders’ equity	174,952	208,484
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$221,442	$211,076

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2009	2010	2011
Operating expenses
General and administrative	$(1,169)	$(5,383)	$(7,156)
Selling and marketing	(31)	(276)	(533)

Total operating expenses	(1,200)	(5,659)	(7,689)

Interest expense	(39)	(22)	(43)
Interest income	37	407	607

Net loss before income from subsidiaries and VIE	(1,202)	(5,274)	(7,125)
Equity in income of subsidiaries and VIE	8,565	17,331	25,026

Net income	$7,363	$12,057	$17,901

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Changes in Shareholders’ Equity (Deficit) and Comprehensive Income

(In thousands of U.S. dollars, except share data, or otherwise noted)

					Shares to be issued	(Accumulated	Accumulated	Total	Total
					in connection	deficit)	other	shareholders’	comprehensive
	Common shares		Subscription	Additional	with business	Retained	comprehensive	(deficit)	income
	Shares	Amount	receivable	paid-in capital	acquisition	earnings	income	equity	for the year

Balance as of January 1, 2009	85,189,211	$9	$(1)	$5,566	$—	$(31,632)	$6,428	$(19,630)
Shares to be issued in connection with business acquisition	—	—	—	—	471	—	—	471
Share option exercise	178,061	—	—	48	—	—	—	48
Share-based compensation	—	—	—	1,097	—	—	—	1,097
Vesting of nonvested shares award	2,304,848	—	—	—	—	—	—	—
Net income	—	—	—	—	—	7,363	—	7,363	$7,363
Foreign currency translation adjustments	—	—	—	—	—	—	(289)	(289)	(289)

Comprehensive income									$7,074

Balance as of December 31, 2009	87,672,120	9	(1)	6,711	471	(24,269)	6,139	(10,940)
Conversion of preferred shares upon initial public offering	308,679,232	31	—	89,000	—	—	—	89,031
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	137,971,673	14	—	62,318	—	—	—	62,332
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	9,500,000	1	—	12,297	—	—	—	12,298
Issuance of common shares in connection of business acquisition	3,500,000	—	—	1,071	(471)	—	—	600
Issuance of common shares for share-based compensation	28,879,288	3	—	—	—	—	—	3
Cash received from share subscription receivables	—	—	1	—	—	—	—	1
Share option exercise	212,196	—	—	1,119	—	—	—	1,119
Share-based compensation	—	—	—	4,001	—	—	—	4,001
Vesting of nonvested shares award	2,943,674	—	—	—	—	—	—	—
Net income	—	—	—	—	—	12,057	—	12,057	$12,057
Foreign currency translation adjustments	—	—	—	—	—	—	4,450	4,450	4,450

Comprehensive income									$16,507

Balance as of December 31, 2010	579,358,183	58	—	176,517	—	(12,212)	10,589	174,952
Issuance of common shares for share-based compensation	14,999,977	2	—	—	—	—	—	2
Repurchase of common shares	(24)	—	—	—	—	—	—	—
Share option exercise	—	—	—	4,235	—	—	—	4,235
Share-based compensation	—	—	—	5,656	—	—	—	5,656
Vesting of nonvested shares award	1,509,897	—	—	—	—	—	—	—
Net income	—	—	—	—	—	17,901	—	17,901	$17,901
Foreign currency translation adjustments	—	—	—	—	—	—	5,738	5,738	5,738

Comprehensive income									$23,639

Balance as of December 31, 2011	595,868,033	$60	$—	$186,408	$—	$5,689	$16,327	$208,484

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Parent Company Cash Flows

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2009	2010	2011

Cash flows from (used in) operating activities:
Net income	$7,363	$12,057	$17,901
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(8,565)	(17,331)	(25,026)
Loss on disposal of property, plant and equipment	10	—	—
Depreciation	5	—	—
Follow-on offering expenses	—	469	—
Share-based compensation expenses	1,097	4,001	5,656
Change in fair value of contingent consideration	—	773	981
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets	—	(10)	10
Intercompany receivables	4,089	(7,105)	9,693
Decrease (increase) in other current assets	(6)	16,634	(11,574)
Decrease in other current liabilities	(575)	(1,373)	(9,188)

Net cash provided by (used in) operating activities	3,418	8,115	(11,547)

Cash flows from investing activities:
Injection of capital in subsidiaries	(6,105)	(56,211)	—
Payments for business acquisitions	—	(1,115)	—
Dividends received	—	—	1,411

Net cash (used in) provided by investing activities	(6,105)	(57,326)	1,411

Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings	—	40,000	(40,000)
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)	—	79,454	—
Payment of initial public offering expenses	(40)	(3,816)	—
Cash received from share subscription receivables	—	1	—
Proceeds from issuance of common shares under employee option plan	168	538	5,291
Deferred and contingent consideration paid for business acquisitions	—	(2,650)	(4,014)

Net cash provided by (used in) financing activities	128	113,527	(38,723)

Net (decrease) increase in cash and cash equivalents	(2,559)	64,316	(48,859)

Cash and cash equivalents at the beginning of year	14,164	11,605	75,921

Cash and cash equivalents at the end of year	$11,605	$75,921	$27,062

The accompanying notes are an integral part of these financial statements.

HISOFT TECHNOLOGY INTERNATIONAL LIMITED

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Notes to the Financial Statements

(In thousands of U.S. dollars, or otherwise noted)

1.                                     BASIS OF PREPARATION

The condensed financial information of the Parent Company, HiSoft Technology International Limited, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided since the restricted net assets of the Company’s subsidiaries and VIE were over the 25% of the consolidated net assets of the Company as of December 31, 2011.

2.                                      INVESTMENTS IN SUBSIDIARIES AND VIE

For the purpose of the Parent Company’s stand-alone financial information, investments in subsidiaries and VIE are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from the subsidiaries and VIE was reported in the single line item of equity in income of subsidiaries and variable interest entity.  Under the equity method, the Parent Company ceases to record its share of the losses once the carrying value of the investment has been reduced to zero unless the Parent Company has the obligation to fund losses in its subsidiaries and VIE.